Net Loss Per Common Share - Narrative (Details) - Common Stock - $ / shares	Jan. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares authorized (in shares)		143,234,881	128,734,881
Common stock par value (in dollars per share)	$ 0.0001	$ 0.000001	$ 0.000001